Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 3,161	$ 2,473
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	3,126	2,437
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	2	2
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 33	$ 34